Share capital	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Share capital

17. Share capital

(a) As at December 31, 2011 and December 31, 2010, the Company had 60,702,947 and 55,261,986 common shares issued and outstanding, respectively.

(b) 750,000 shares were originally held in escrow, the release of which is subject to the direction of the regulatory authorities having jurisdiction. The conditions for release of these shares are complete and the officers and directors entitled to the shares no longer have any continuing service requirements in order to obtain those shares. During 2010, 150,002 shares were released and then a further 149,998 shares were released during, 2011, leaving a balance of 299,996 shares held in escrow. The escrow shares are released over a six year basis and will be fully released in December 2013. The release of the escrow shares is subject to the approval of the TSX Venture Exchange.

(c) The Company has a stock option plan (the “Plan”) and has allotted and reserved up to an aggregate of 11,871,107 common shares representing 20% of the issued and outstanding shares as at the June 29, 2011 annual general meeting.

Each option entitles the holder to acquire one common share at its exercise price. Options vest over 18 months, from the date of grant, and expire five years from the date of grant.

The Company recorded $1,785,065 of stock-based compensation expense during the year ended December 31, 2011 (2010 - $1,129,948).

A summary of stock option information as at December 31, 2011 is as follows:

		Weighted
		average
	Number of	exercise
	Shares	price
		C$

Options outstanding at December 31, 2009	4,400,000	1.36
Granted	3,400,000	1.13
Exercised	(400,000)	1.28
Options outstanding at December 31, 2010	7,400,000	1.26
Granted	310,000	1.70
Exercised	(1,868,123)	1.23
Forfeited	(184,849)	1.32
Expired	(100,000)	1.23
Options outstanding at December 31, 2011	5,557,028	1.29

		Stock options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining	Number of	Weighted
	Number of	average	contractual	exercisable	average
Range of	stock options	exercise	life	options	exercise
exercise prices	outstanding	price	(years)	outstanding	price
C$		C$			C$

1.09 - 1.11	2,488,051	1.09	4.08	1,884,288	1.09
1.34 - 1.50	1,893,977	1.35	2.11	1,822,727	1.35
1.53 - 2.01	1,175,000	1.59	1.88	1,006,250	1.55
	5,557,028	1.29	2.95	4,713,265	1.29

(d) The fair value of the Company’s stock-based awards granted to employees, non-employee directors and consultants for the year ended December 31, 2011 and December 31, 2010 was estimated using the Black-Scholes option-pricing model using the following weighted average assumptions:

	December 31,	December 31,
	2011	2010

Expected life (in years)	5	5
Risk-free interest rate	1.42%	3.00%
Expected stock volatility	86%	86%
Dividend yield	0%	0%

The weighted average fair value per stock option granted during the year-ended December 31, 2011 was $1.14 (2010 - $0.96 per stock option).

As the Company incurred losses for the years ended December 31, 2011 and 2010, the share purchase warrants as disclosed in Note 16 and the stock options as disclosed in this note were not included in the computation of loss per share as their inclusion would have been anti-dilutive.